SHORT-TERM BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM DEBT

Short-term borrowings comprised of the followings:

	As of
	December 31, 2024	June 30, 2025
Bank borrowings, secured
- Trade financing loans	$7,722,899	$8,748,618
- Short-term loans	7,532,975	14,633,588
	$15,255,874	$23,382,206